Plumb Balanced Fund
Schedule of Investments - June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 64.82%
Capital Goods - 1.73%
Raytheon Technologies Corp.	33,526	$2,065,872

Commercial & Professional Services - 0.83%
Copart, Inc. (a)	12,000	999,240

Diversified Financials - 1.67%
Discover Financial Services	40,000	2,003,600

Energy - 1.02%
Enbridge, Inc. (b)	40,000	1,216,800

Food, Beverage & Tobacco - 3.72%
Constellation Brands, Inc. - Class A	14,500	2,536,775
PepsiCo, Inc.	14,500	1,917,770
		4,454,545
Health Care Equipment & Services - 1.39%
Guardant Health, Inc. (a)	5,000	405,650
Stryker Corp.	7,000	1,261,330
		1,666,980
Media & Entertainment - 2.37%
Alphabet, Inc. - Class A (a)	2,000	2,836,100

Pharmaceuticals, Biotechnology & Life Sciences - 1.98%
Ardelyx, Inc. (a)	82,500	570,900
BioSpecifics Technologies Corp. (a)	11,551	707,845
Exact Sciences Corp. (a)	12,500	1,086,750
		2,365,495
Retailing - 7.64%
Alibaba Group Holding Ltd. - ADR (a)(b)	16,500	3,559,050
Amazon.com, Inc. (a)	1,400	3,862,348
MercadoLibre, Inc. (a)	1,750	1,725,097
		9,146,495
Semiconductors & Semiconductor Equipment - 4.42%
Microchip Technology, Inc.	15,000	1,579,650
NVIDIA Corp.	9,750	3,704,123
		5,283,773
Software & Services - 34.93%
Adobe, Inc. (a)	8,000	3,482,480
ANSYS, Inc. (a)	6,000	1,750,380
Autodesk, Inc. (a)	16,500	3,946,635
Coupa Software, Inc. (a)	10,000	2,770,400
Dassault Systemes SE - ADR (b)	13,500	2,335,770
Fiserv, Inc. (a)	18,000	1,757,160
FleetCor Technologies, Inc. (a)	10,000	2,515,300
Mastercard, Inc. - Class A	14,500	4,287,650
Microsoft Corp.	22,500	4,578,975
PayPal Holdings, Inc. (a)	19,000	3,310,370
Salesforce.com, Inc. (a)	10,000	1,873,300
Tyler Technologies, Inc. (a)	6,500	2,254,720
Visa, Inc. - Class A	21,000	4,056,570
WEX, Inc. (a)	17,500	2,887,675
		41,807,385
Technology Hardware & Equipment - 3.12%
Apple, Inc.	8,000	2,918,400
FLIR Systems, Inc.	20,000	811,400
		3,729,800
TOTAL COMMON STOCKS (Cost $53,164,142)		77,576,085

CORPORATE BONDS - 32.39%	Principal Amount
Air Freight & Logistics - 0.85%
United Parcel Service, Inc.
3.125%, 01/15/2021	$1,000,000	1,014,134

Auto Components - 0.43%
Toyota Industries Corp. (b)
3.110%, 03/12/2022 (Callable 02/12/2022)	500,000	515,196

Banks - 11.13%
BAC Capital Trust XIII
4.000%, (3 Month LIBOR USD + 0.40%) Perpetual Maturity (c)	1,200,000	1,036,614
Bank of America Corp.
2.295%, (3 Month LIBOR USD + 1.16%) 01/20/2023 (Callable 01/20/2022) (c)	2,000,000	2,018,744
Bank OZK
5.500%, (3 Month LIBOR USD + 4.43%) 07/01/2026 (Callable 07/01/2021) (c)	1,665,000	1,658,251
Citigroup, Inc.
1.486%, (3 Month LIBOR USD + 1.10%) 05/17/2024 (Callable 05/17/2023) (c)	2,500,000	2,503,301
4.700%, (SOFR + 3.23%) Perpetual Maturity (Callable 01/30/2025) (c)	600,000	534,375
2.341%, (3 Month LIBOR USD + 1.35%) 04/25/2024 (c)	500,000	496,732
Home BancShares, Inc.
5.625%, (3 Month LIBOR USD + 3.58%) 04/15/2027 (Callable 04/15/2022) (c)	2,045,000	2,070,212
JPMorgan Chase & Co.
6.750%, (3 Month LIBOR USD + 3.78%) Perpetual Maturity (Callable 02/01/2024) (c)	2,325,000	2,504,264
Pinnacle Financial Partners, Inc.
4.125%, (3 Month LIBOR USD + 2.78%) 09/15/2029 (Callable 09/15/2024) (c)	500,000	493,327
		13,315,820
Capital Goods - 2.91%
Carlisle Cos, Inc.
3.500%, 12/01/2024 (Callable 10/01/2024)	500,000	541,688
General Electric Co.
1.313%, (3 Month LIBOR USD + 1.00%) 03/15/2023 (c)	1,000,000	976,788
Lockheed Martin Corp.
2.500%, 11/23/2020 (Callable 10/23/2020)	704,000	708,820
Owens Corning
4.200%, 12/15/2022 (Callable 09/15/2022)	1,200,000	1,255,795
		3,483,091
Diversified Financials - 1.58%
Discover Financial Services
6.125%, (H15T5Y + 5.78%) Perpetual Maturity (Callable 06/23/2025) (c)	250,000	257,050
Goldman Sachs Group, Inc.
3.073%, (3 Month LIBOR USD + 1.70%) 04/05/2026 (Callable 04/05/2025) (c)	1,000,000	999,603
Toyota Motor Credit Corp.
1.150%, 05/26/2022	625,000	632,247
		1,888,900
Food, Beverage & Tobacco - 1.05%
The Coca-Cola Co.
2.200%, 05/25/2022	820,000	847,010
PepsiCo, Inc.
1.903%, (3 Month LIBOR USD + 0.53%) 10/06/2021 (c)	410,000	412,257
		1,259,267
Health Care Equipment & Services - 0.20%
CVS Pass-Through Trust
6.943%, 01/10/2030	204,612	234,402

Insurance - 1.35%
Fidelity National Financial, Inc.
5.500%, 09/01/2022	1,000,000	1,076,444
Old Republic International Corp.
4.875%, 10/01/2024 (Callable 09/01/2024)	500,000	541,365
		1,617,809
Pharmaceuticals, Biotechnology & Life Sciences - 2.16%
Amgen, Inc.
3.625%, 05/15/2022 (Callable 02/15/2022)	1,250,000	1,308,416
Bio-Rad Laboratories, Inc.
4.875%, 12/15/2020	1,250,000	1,271,024
		2,579,440
Retailing - 0.75%
Amazon.com, Inc.
1.900%, 08/21/2020	900,000	899,161

Semiconductors & Semiconductor Equipment - 1.02%
Intel Corp.
1.700%, 05/19/2021 (Callable 04/19/2021)	1,200,000	1,215,944

Software & Services - 2.22%
PayPal Holdings, Inc.
2.200%, 09/26/2022	1,548,000	1,602,889
VeriSign, Inc.
4.750%, 07/15/2027 (Callable 07/15/2022)	1,000,000	1,052,805
		2,655,694
Technology Hardware & Equipment - 2.68%
Apple, Inc.
2.250%, 02/23/2021 (Callable 01/23/2021)	400,000	404,413
FLIR Systems, Inc.
3.125%, 06/15/2021 (Callable 05/15/2021)	1,405,000	1,428,182
Motorola Solutions, Inc.
4.000%, 09/01/2024	1,250,000	1,379,688
		3,212,283
Thrifts & Mortgage Finance - 1.11%
Flagstar Bancorp, Inc.
6.125%, 07/15/2021 (Callable 06/15/2021)	1,333,000	1,336,150

Transportation - 2.95%
Burlington Northern Santa Fe LLC
4.100%, 06/01/2021 (Callable 03/01/2021)	1,645,000	1,685,077
3.450%, 09/15/2021 (Callable 06/15/2021)	996,000	1,025,241
Union Pacific Corp.
3.200%, 06/08/2021	800,000	819,884
		3,530,202
TOTAL CORPORATE BONDS (Cost $38,631,209)		38,757,493

SHORT TERM INVESTMENT - 2.70%	Shares
Money Market Fund - 2.70%
First American Government Obligations Fund - Class X - 0.09% (d)	3,235,115	3,235,115
TOTAL SHORT TERM INVESTMENT (Cost $3,235,115)		3,235,115

Total Investments (Cost $95,030,466) - 99.91%		119,568,693
Other Assets in Excess of Liabilities - 0.09%		104,074
TOTAL NET ASSETS - 100.00%		$119,672,767

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
H15T5Y - 5 Year Treasury Constant Maturity Rate
SOFR - Secured Overnight Financing Rate

(a) Non-income producing security.
(b) Foreign issued security. Foreign concentration is as follows: Cayman Islands: 2.97%, France: 1.95%, Canada 1.02%, Japan: 0.43%
(c) Variable or Floating rate security based on a reference index and spread. The rate listed is as of June 30, 2020.
(d) Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of the Schedule of Investments.

Notes to the Schedule of Investments (Unaudited)

Security Valuation

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year. These inputs are summarized in the three broad levels listed below.

Level 1 -	quoted prices in active markets for identical securities
Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	significant unobservable inputs (including the Funds' own assumptions in determining fair value of investments)

Equity securities, including common stocks, are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation. Nasdaq-listed securities are valued at their Nasdaq Office Closing Price. Equity securities not traded on a listed exchange or not traded using Nasdaq are valued as of the last sale price at the close of the U.S. market. If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used. These securities will generally be classified as Level 1 securities.

Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds and preferred securities, are valued using a market approach based on information supplied by independent pricing services. The market inputs used by the independent pricing service include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including market research publications. Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. To the extent the inputs are observable and timely, these debt securities and preferred securities will generally be classified as Level 2 securities.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors and will be classified as Level 3 securities.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used in valuing the Funds' assets carried at fair value as of June 30. 2020.

Description	Level 1	Level 2	Level 3	Total

Plumb Balanced Fund
Common Stocks*	$77,576,085	$-	$-	$77,576,085
Corporate Bonds*	-	38,757,493	-	38,757,493
Money Market Fund	3,235,115	-	-	3,235,115
Total	$80,811,200	$38,757,493	$-	$119,568,693

*For detailed industry descriptions, refer to the Schedule of Investments.

The Funds did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3. As of and during the period ended June 30, 2020, no securities were transferred into or out of Level 1 or Level 2. It is the Funds' policy to consider transfers into or out of any level as of the end of the reporting period.

The accompanying notes are an integral part of the Schedule of Investments.